INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 6:-INTANGIBLE ASSETS, NET

		Useful life	December 31,
		(years)	2024	2023
a.	Cost:
	Acquired technology and license	4 - 10	$21,815	$21,815
	Customer relationship	4.5 - 9	4,951	4,951

			26,766	26,766
	Accumulated amortization:
	Acquired technology and license		21,388	20,900
	Customer relationship		4,889	4,845

			26,277	25,745

	Amortized cost		$489	$1,021

NOTE 6:-INTANGIBLE ASSETS, NET (Cont.)

b.	Amortization expenses related to intangible assets amounted to $532, $545 and $804 for the years ended December 31, 2024, 2023 and 2022, respectively.
c.	Expected amortization expenses are as follows:

Year ending December 31,
2025	$470
2026	19

$489